Scope of consolidation - Narrative (Details) € / shares in Units, € in Millions, $ in Millions																		1 Months Ended		6 Months Ended	11 Months Ended		12 Months Ended
	Dec. 22, 2022 EUR (€)	Dec. 20, 2022 EUR (€)	Dec. 15, 2022 EUR (€)	Dec. 14, 2022	Dec. 01, 2022 EUR (€)	Jul. 18, 2022 EUR (€)	Apr. 13, 2022 EUR (€)	Apr. 08, 2022	Mar. 31, 2022	Mar. 30, 2022	Jan. 31, 2022 EUR (€)	Nov. 01, 2021 EUR (€)	Nov. 01, 2021 USD ($)	Mar. 22, 2021 EUR (€) shares	Jan. 29, 2021 EUR (€)	Oct. 29, 2020 EUR (€) shares	Sep. 14, 2020 EUR (€)	Jan. 31, 2022 EUR (€)	Jan. 16, 2021 shares segment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) segment		Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Oct. 12, 2022 EUR (€)	Apr. 01, 2022 EUR (€)	Oct. 01, 2021 EUR (€)	Mar. 04, 2021 EUR (€) shares	Jan. 17, 2021 EUR (€) area director	Jan. 15, 2021 € / shares
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment expenses and supplier obligations																							€ 237	€ 309		€ 202
Less: fair value of FCA’s Net assets acquired	€ 11
Gains/(Losses) on disposal of investments																										178
Equity method investments																				€ 4,834	€ 6,022	[1]	4,834	6,022	[1]	3,152
Company’s share of net profit																							(286)	(737)		95
Assets																				186,156	€ 171,766	[1]	186,156	171,766	[1]	75,285
Acquisitions of consolidated subsidiaries and equity method and other investments																							(666)	(726)		(276)
Gains/(Losses) on disposal of investments																							(72)	35		(174)	[2]
Distributions paid to Stellantis shareholders																							3,353	4,204		0
Number of reportable segments | segment																			4		6
Number of reportable regional vehicle segments | segment																					5
FCA Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders																								2,897
Stellantis Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders							€ 3,300																	1,000
Capitalised development expenditure
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment and write-off of capitalized development expenditures																							78	151		128
Accumulated amortization and impairment losses
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment and write-off of capitalized development expenditures																							73	152
Accumulated amortization and impairment losses | Capitalised development expenditure
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment and write-off of capitalized development expenditures																							67	151
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Assets																				207			207
Liabilities																				61			€ 61
Teksid Cast Iron Components | Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Assets																														€ 152
Liabilities																														€ 144
Gains/(Losses) on disposal of investments																								12
PSA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Number of reportable segments | segment																			4
Faurecia S.E | Stellantis Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders																								€ 302
Leasys | CACF And Stellantis
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate									50.00%
Faurecia S.E | PSA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate																	46.00%
GEFCO
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate, disposal								0.25
Vari-Form Manufacturying Inc
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)		€ 62
Losses on disposal of securities		€ 19
Dongfeng Peugeot Citroën Auto Finance Company
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)			€ 168
Proportion of ownership interest in joint venture				50.00%
Proportion of ownership interest in associate, disposal			0.25
Gains/(Losses) on disposal of investments			€ 40
Dongfeng Peugeot Citroën Auto Finance Company | Dongfeng Peugeot Citroën Auto Finance Company
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate, direct interest				0.25
Proportion of ownership interest in associate, indirect interest				0.25
StarPlus Energy LLC
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)					€ (141)
Proportion of ownership interest in joint venture					49.00%
Credit Agricole Consumer Finance
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture																							50.00%
LeaseCo SAS
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture									50.00%														50.00%	0.00%
LeaseCo SAS | CACF And Stellantis
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture										50.00%
FCA Bank
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in joint venture									50.00%
Equity method investments																				1,700			€ 1,700
Company’s share of net profit																							133
GAC-Stellantis JV
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate																		50.00%
Proportion Of Ownership Interest In Associate, Plan to Increase																		0.75
Impairment loss recognised in profit or loss																							126
Impairment loss recognised in profit or loss, loans and advances																							106
Impairment loss recognised in profit or loss, trade receivables																							48
Acquisitions of consolidated subsidiaries and equity method and other investments																								€ (196)
GAC-Stellantis JV | Accumulated amortization and impairment losses | Capitalised development expenditure
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment and write-off of capitalized development expenditures																							€ 16
Stimcar Holdings
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in subsidiary											60.00%
Consideration paid (received)											€ (58)
Cash transferred											43							€ 43
Contingent consideration recognised as of acquisition date											15							15
Share Now
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Consideration paid (received)						€ (81)
Cash transferred						56
Contingent consideration recognised as of acquisition date						25
aiMotive
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Consideration paid (received)	€ (240)
Stellantis Financial Services US Corp.
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Consideration paid (received)												€ (255)	$ (289)
Acquisitions of consolidated subsidiaries and equity method and other investments																								147
FCA and PSA Merger
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Less: fair value of FCA’s Net assets acquired																																€ 8,390
Gains/(Losses) on disposal of investments																								(475)
Merger synergies, number of areas | area																																4
Number of Directors in the combined Group's board | director																																11
Number of Directors in the combined Group's board nominated by PSA | director																																6
Number of instruments or interests issued or issuable (in shares) | shares																			3,119,934,695
Trade receivables																																€ 1,970
Trade rceivables, gross contractual amount																																2,181
Trade rceivables, not expected to be collected																																211
Receivables from financing activities																																1,888
Receivables from financing activities, gross contractual amount																																1,903
Receivables from financing activities, not expected to be collected																																15
Revenue of acquiree since acquisition date																								100,000
Profit (loss) of acquiree since acquisition date																								9,000
Revenue of combined entity as if combination occurred at beginning of period																								152,000
Profit (loss) of combined entity as if combination occurred at beginning of period																								14,000
FCA and PSA Merger | CAFE provision
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Contingent liabilities recognised in business combination																													€ 655			163
FCA and PSA Merger | Other contingent liabilities
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Contingent liabilities recognised in business combination																																€ 141
FCA and PSA Merger | FCA Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders															€ 2,900		€ 2,900
FCA and PSA Merger | PSA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Number of equity instruments or interests issued or issuable, convertion ratio																			1.742
Number of instruments or interests issued or issuable (in shares) | shares																			1,545,220,196
FCA and PSA Merger | Faurecia S.E
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Proportion of ownership interest in associate																39.34%
Sale of equity instruments, number of shares (in shares) | shares																9,700,000
Sale of equity instruments, percentage sold																7.00%
Proceeds from sales of equity																€ 308
Gains (losses) recognised when control of subsidiary is lost																								€ 515
FCA and PSA Merger | Faurecia S.E | Stellantis Shareholders
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Distributions paid to Stellantis shareholders														€ 302
Number of instruments distributed (in shares) | shares														53,130,574
Conditional distribution, maximum number of instruments distributed (in shares) | shares																															54,297,006
Conditional distribution, maximum amount of cash distributed																															€ 308
FCA and PSA Merger | FCA
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Number of equity instruments or interests issued or issuable, convertion ratio																			1.742
Number of instruments or interests issued or issuable (in shares) | shares																			1,574,714,499
Market price of PSA shares as of January 15, 2021 (in euro per share) | € / shares																																	€ 21.85
Enlarged Europe
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment expenses and supplier obligations																										€ 53
Enlarged Europe | Stimcar Holdings
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Goodwill											€ 53							€ 53
Other activities | Share Now
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Goodwill						€ 74
Other activities | aiMotive
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Goodwill	€ 229
Mexico and U.S. | Teksid Cast Iron Components | Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Assets																												€ 139
Liabilities																												€ 52
Russia | Enlarged Europe
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment expenses and supplier obligations																				137
Russia | Enlarged Europe | Inventories
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment expenses and supplier obligations																				43
Russia | Enlarged Europe | Tax assets
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment expenses and supplier obligations																				47
Russia | Enlarged Europe | Other assets
Disclosure Of Detailed Information About The Scope Of Consolidation [Line Items]
Impairment expenses and supplier obligations																				€ 47

[1]	Refer to Note 3, Scope of consolidation
[2]	Refer to Note 3, Scope of consolidation